Fair Value Measurements (Fair Value Inputs, Liabilities, Quantitative Information) (Details) (USD $)	3 Months Ended
Dec. 31, 2012
Fair Value Inputs, Liabilities, Quantitative Information
Long-term debt	426,588,000
Fair Value, Inputs, Level 2
Fair Value Inputs, Liabilities, Quantitative Information
Long-term debt, fair value	430,000,000
Significant Unobservable Inputs (Level 3) | Contingent Consideration Liability | Minimum
Fair Value Inputs, Liabilities, Quantitative Information
Probability of occurrence of scenarios (as a percentage)	10.00%
Revenue growth rates (as a percentage)	(4.00%)
Significant Unobservable Inputs (Level 3) | Contingent Consideration Liability | Maximum
Fair Value Inputs, Liabilities, Quantitative Information
Probability of occurrence of scenarios (as a percentage)	80.00%
Weighting given to base case scenario (as a percentage)	80.00%
Revenue growth rates (as a percentage)	16.10%